DIVIDEND VALUE FUND
BISHOP STREET DIVIDEND VALUE FUND
INVESTMENT OBJECTIVE
The investment objective of the Fund is to provide total return, consisting of current income and capital appreciation.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Class I Shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	DIVIDEND VALUE FUND CLASS I SHARES
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		DIVIDEND VALUE FUND CLASS I SHARES
Management Fees		0.74%
Other Expenses		0.64%
Shareholder Servicing Fees		0.25%
Other Operating Expenses		0.39%
Total Annual Fund Operating Expenses		1.38%
Less Fee Waivers and/or Expense Reimbursements		(0.33%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	[1]	1.05%
[1]	Bishop Street Capital Management (Adviser) has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep total annual operating expenses for Class I Shares (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses (collectively, excluded expenses)) from exceeding 1.05% of the Fund's average daily net assets through April 30, 2015 (Contractual Expense Limitation). In addition, if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the Contractual Expense Limitation, the Board may permit the Adviser to receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the Contractual Expense Limitation to recapture all or a portion of its prior fee reductions or expense reimbursements made during the preceding three year period during which this agreement (or any prior agreement) was in place. This agreement may be terminated: (i) by the Board of Trustees (Board) of Bishop Street Funds (Trust), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on April 30, 2015.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
DIVIDEND VALUE FUND CLASS I SHARES	107	404	724	1,629

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During its most recent fiscal year, the Fund’s portfolio turnover rate was 13% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in income-producing (dividend-paying) equity securities. The Fund invests in a diversified portfolio of common stocks and other types of equity securities, including preferred stocks and convertible securities. The Fund invests principally in securities of companies that Columbia Management Investment Advisers, LLC (Sub-Adviser) believes are undervalued in light of factors such as the company’s earnings, basic value, revenues or cash flow, but may also invest in securities of companies that the Sub-Adviser believes have the potential for long-term growth. The Fund may invest in companies that have market capitalizations of any size.

The Fund may invest up to 20% of its net assets in debt securities, including securities that, at the time of purchase, are rated low or below investment grade or are unrated but determined by the Sub-Adviser to be of comparable quality (high yield or “junk” bonds). The Fund may also invest up to 20% of its net assets in foreign securities. The Fund may invest directly in foreign securities or indirectly through depositary receipts. Depositary receipts are receipts issued by a bank or trust company and evidence ownership of underlying securities issued by foreign companies.

The Sub-Adviser combines fundamental and quantitative analysis with risk management in identifying investment opportunities and constructing the Fund’s portfolio. The Sub-Adviser considers, among other factors:
  various measures of valuation, including price-to-cash flow, price-to-earnings, price-to-sales, and price-to-book value. The Sub-Adviser believes that companies with lower valuations are generally more likely to provide opportunities for capital appreciation;
  potential indicators of stock price appreciation, such as anticipated earnings growth, company restructuring, changes in management, business model changes, new product opportunities, or anticipated improvements in macroeconomic factors;
  the financial condition and management of a company, including its competitive position, the quality of its balance sheet and earnings, its future prospects, and the potential for growth and stock price appreciation; and
  overall economic and market conditions.
The Sub-Adviser may sell a security when the security’s price reaches a target set by the Sub-Adviser; if the Sub-Adviser believes that there is deterioration in the issuer’s financial circumstances or fundamental prospects, or that other investments are more attractive; or for other reasons.
PRINCIPAL RISKS
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency. In addition to this risk, the Fund is subject to additional risks that may affect the value of its shares, including, in alphabetical order:
  Changing Distribution Level Risk
  The amount of the distributions paid by the Fund will vary and generally depends on the amount of interest income and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the interest income and/or dividends the Fund receives from its investments decline.
  Convertible Securities Risk
  Convertible securities are subject to the usual risks associated with fixed income securities, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the common stock into which they convert, and are thus subject to equity risk.
  Equity Risk
  Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility.
  Fixed Income Risk
  The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers. Generally, fixed income securities will decrease in value if interest rates rise and vice versa. The volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk. In addition, there is the possibility that an issuer will fail to make timely payments of interest or principal or go bankrupt. The lower the rating of the security, the greater the credit risk.
  Foreign Securities Risk
  Foreign securities involve additional risks such as currency fluctuations, economic or financial instability, lack of timely or reliable financial information, and unfavorable political or legal developments.
  High Yield Risk
  Compared with investment-grade bonds, high yield bonds carry a greater risk of default or downgrade and are more volatile. High yield bonds may also be less liquid and more difficult to value.
  Investment Style Risk
  The Fund may invest in either “growth” and/or “value” stocks. The value of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other types of securities. With value stocks, the assessment of a company’s value or prospects for exceeding earnings expectations or market conditions may be wrong. In addition, over time, growth or value stocks may go in and out of favor, causing the Fund to sometimes underperform other funds that use different investment approaches.
  Management Risk
  The Fund is subject to the risk that a strategy used by the Fund’s management may fail to produce the intended result.
  Preferred Stock Risk
  Preferred stock is a type of stock that generally pays dividends at a specified rate and that has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock does not ordinarily carry voting rights. The price of a preferred stock is generally determined by earnings, type of products or services, projected growth rates, experience of management, liquidity, and general market conditions of the markets on which the stock trades. The most significant risks associated with investments in preferred stock include the risk of losses attributable to changes in interest rates and equity risk.
  Small- and Mid-Cap Company Securities Risk
  Investments in small- and mid-capitalization companies (small- and mid-cap companies) often involve greater risks than investments in larger, more established companies (larger companies) because small and mid-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger companies, and securities of small- and mid-cap companies may be less liquid and more volatile than the securities of larger companies.

PERFORMANCE INFORMATION
The bar chart and table that follow illustrate the risks and volatility of an investment in Class I Shares of the Fund. Prior to February 1, 2010, the Fund’s principal investment strategy was to invest at least 80% of its net assets (plus any borrowings for investment purposes) in large-cap equity securities; therefore, the past performance shown below may have differed had the Fund’s current investment strategy been in effect. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.bishopstreetfunds.com or by calling 1-800-262-9565.
The following bar chart shows changes in performance of the Fund’s Class I Shares from calendar year to calendar year.

Best Quarter	Worst Quarter
17.39%	(24.61)%
(06/30/09)	(12/31/08)

The performance information shown above is based on a calendar year. The Fund's performance information from 1/1/14 to 3/31/14 was 1.80%.
The following table compares the Fund’s average annual total returns to those of the Russell 1000® Value Index and the S&P 500 Composite Index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRA).
Average Annual Total Returns (for the periods ended December 31, 2013)
Average Annual Total Returns DIVIDEND VALUE FUND	1 Year	5 Years	Since Inception	Inception Date
CLASS I SHARES	28.84%	17.74%	5.18%	May 03, 2006
CLASS I SHARES Return After Taxes on Distributions	28.27%	17.38%	4.73%	May 03, 2006
CLASS I SHARES Return After Taxes on Distributions and Sale of Fund Shares	16.73%	14.46%	4.07%	May 03, 2006
Russell 1000® Value Index Return (reflects no deduction for fees, expenses or taxes)	32.53%	16.67%	5.79%	May 03, 2006
S&P 500 Composite Index Return (reflects no deduction for fees, expenses or taxes)	32.39%	17.94%	6.91%	May 03, 2006